Commitments and Contingencies (Details) (USD $)			12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Software Licenses item	Sep. 30, 2011 Office Lease	Dec. 31, 2012 Office Lease	Dec. 31, 2011 Office Lease	Dec. 31, 2010 Office Lease
Commitments and Contingencies.
Commitments to purchase mortgage loans from PMT	$ 1,505,403,000	$ 1,287,405,000
Commitments to fund mortgage loans	261,911,000	288,769,000
Total commitments to purchase and fund mortgage loans	1,767,314,000	1,576,174,000
Commitments to sell mortgage loans	4,226,940,000	2,621,948,000
Commitments for payments under lease agreements
2013		5,500,000	2,952,000		2,758,000
2014		5,994,000	2,952,000		3,042,000
2015		5,449,000	2,214,000		3,235,000
2016		2,957,000			2,957,000
2017		559,000			559,000
Total		20,459,000	8,118,000		12,551,000
Less: Office Sublease
2013					210,000
Total					210,000
Software licenses base fee per year			452,000
Number of loans serviced			123,000
Software licenses fee			2,100,000
Loss relating to sublease				1,155,000
Office lease expense					$ 1,790,000	$ 2,962,000	$ 1,335,000